Intangible Assets - Summary of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	₽ 11,022	₽ 12,254
Impairment	104	878
Transfer between groups	0	(101)
Ending Balance	10,807	11,022
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	13,440	13,315
Additions	484	292
Additions from business combinations		12
Transfer between groups	0	0
Disposals	(632)	(179)
Ending Balance	13,292	13,440
Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,418)	(1,061)
Amortization charge	(590)	(647)
Impairment	(104)	(886)
Disposals	627	176
Ending Balance	(2,485)	(2,418)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	6,285	6,285
Ending Balance	6,285	6,285
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	6,285	6,285
Additions	0	0
Additions from business combinations		0
Transfer between groups	0	0
Disposals	0	0
Ending Balance	6,285	6,285
Goodwill [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Amortization charge	0	0
Impairment	0	0
Disposals	0	0
Ending Balance	0	0
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	225	284
Ending Balance	183	225
Licences [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	284	284
Additions	0	0
Additions from business combinations		0
Transfer between groups	0	0
Disposals	(101)	0
Ending Balance	183	284
Licences [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(59)	0
Amortization charge	(42)	(28)
Impairment	0	(31)
Disposals	101	0
Ending Balance	0	(59)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	474	530
Ending Balance	547	474
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	910	898
Additions	244	182
Additions from business combinations		0
Transfer between groups	54	3
Disposals	(125)	(173)
Ending Balance	1,083	910
Computer software [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(436)	(368)
Amortization charge	(220)	(233)
Impairment	0	(8)
Disposals	120	173
Ending Balance	(536)	(436)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	3,802	4,955
Ending Balance	3,508	3,802
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	5,338	5,326
Additions	0	0
Additions from business combinations		12
Transfer between groups	0	0
Disposals	(12)	0
Ending Balance	5,326	5,338
Customer relationships [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,536)	(371)
Amortization charge	(286)	(345)
Impairment	(8)	(820)
Disposals	12	0
Ending Balance	(1,818)	(1,536)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	126	193
Ending Balance	92	126
Trademarks [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	216	216
Additions	0	0
Additions from business combinations		0
Transfer between groups	0	0
Disposals	0	0
Ending Balance	216	216
Trademarks [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(90)	(23)
Amortization charge	(36)	(40)
Impairment	0	(27)
Disposals	2	0
Ending Balance	(124)	(90)
Contract rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Ending Balance	0	0
Contract rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	295	295
Additions	0	0
Additions from business combinations		0
Transfer between groups	0	0
Disposals	(295)	0
Ending Balance	0	295
Contract rights [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(295)	(295)
Amortization charge	0	0
Impairment	0	0
Disposals	295	0
Ending Balance	0	(295)
Advances for intangibles CIP and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	110	7
Ending Balance	192	110
Advances for intangibles CIP and others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	112	11
Additions	240	110
Additions from business combinations		0
Transfer between groups	(54)	(3)
Disposals	(99)	(6)
Ending Balance	199	112
Advances for intangibles CIP and others [member] | Accumulated Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2)	(4)
Amortization charge	(6)	(1)
Impairment	(96)	0
Disposals	97	3
Ending Balance	₽ (7)	₽ (2)